Note 4 - Distribution, Licensing and Collaboration Arrangements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Notes to Financial Statements
Distributors and License Agreement [Text Block]
Note
4
– Distribution, Licensing and Collaboration Arrangements

Distribution and License Agreement with Arthrex
In
2013,
we entered into a Distributor and License Agreement (the “Original Arthrex Agreement”) with Arthrex. The term of the Original Arthrex Agreement was originally for five
years, automatically renewable for an additional
three
-year period unless Arthrex gave the Company a termination notice at least one
year in advance of the end of the initial
five
-year period. Under the terms of the Original Arthrex Agreement, Arthrex obtained the exclusive rights to sell, distribute, and service the Company
’s Angel concentrated Platelet System and activAT (“Products”), throughout the world, for all uses other than chronic wound care. In connection with execution of the Original Arthrex Agreement, Arthrex paid the Company a nonrefundable upfront payment of
$5.0
million. In addition, under the terms of the Original Arthrex Agreement, Arthrex paid royalties to the Company based upon volume of the Products sold. Arthrex’s rights to sell, distribute and service the Products were not
exclusive in the non-surgical dermal and non-surgical aesthetics markets. On
October 16, 2015,
the Company entered into an Amended and Restated License Agreement (the “Amended Arthrex Agreement”) with Arthrex, which amended and restated the Original Arthrex Agreement. Under the terms of the Amended Arthrex Agreement, among others, the Company licensed certain exclusive and non-exclusive rights to Arthrex in return for the right to receive royalties, and on a date to be determined by Arthrex, but not
later than
March 31, 2016,
Arthrex was to assume all rights related to the manufacture and supply of the Angel product line. As part of the transaction, the Company transferred to Arthrex all of its rights and title to product registration rights and intellectual property (other than patents) related to Angel. In connection with the Agreement, the Deerfield Lenders irrevocably released their liens on the product registration rights and intellectual property (other than patents) assets transferred by the Company to Arthrex. The Amended Arthrex Agreement, as further supplemented in
April 2016,
is referred to collectively as the “Arthrex Agreement.”

Pursuant to the Plan, on
May 5, 2016,
the Company entered into an Assignment and Assumption Agreement with Deerfield SS, LLC (the “Assignee”), the designee of the Deerfield Lenders, to assign to the Assignee the Company
’s rights, title and interest in and to the Arthrex Agreement, and to transfer and assign to the Assignee associated intellectual property owned by the Company and licensed thereunder, as well as rights to collect royalty payments thereunder. The assignment and transfer was effected in exchange for a reduction of
$15,000,000
in the amount of the allowed claim of the Deerfield Lenders pursuant to the Plan. As a result of the assignment and transfer, the Aurix System currently represents the Company’s only commercial product offering.

On the Effective Date, the Company and the Assignee entered into a Transition Services Agreement, in which the Company agreed to continue to service the Arthrex Agreement for a transition period. On
October 20, 2016,
the Company entered into a letter agreement (the “Three Party Letter Agreement”) with Arthrex and Deerfield SS, LLC (the “Assignee”), which extended the transition period under the Transition Services Agreement through
January 15, 2017.
Under the terms of the Three Party Letter Agreement, subject to Arthrex making a payment of
$201,200
to the Company on
October 28, 2016,
payment of which was received on
October 27, 2016: (
a) the Company has sold, conveyed, transferred and assigned to Arthrex its title and interest in the Company
’s inventory of Angel products (including spare parts therefor) and production equipment; and (b) the Assignee is obligated to make three
equal payments of
$33,333
each to the Company as consideration for the extension of the transition period. Three equal payments of
$33,333
were received during the
three
month period ended
December 31, 2016
from the Assignee. Under the terms of the Three Party Letter Agreement, the Company has no
further obligations under the Transition Services Agreement or the Amended Arthrex Agreement after
January 15, 2017.
The agreement contains a full and irrevocable release of Arthrex by the Company with respect to any actions, claims or other liabilities for payments of royalty (as defined in the Amended Arthrex Agreement) owed to the Company based on sales of Angel products occurring on or before
June 30, 2016,
and a full and irrevocable release of the Company and the Assignee by Arthrex with respect to any actions, claims or other liabilities arising under the Amended Arthrex Agreement as of the date of the Three Party Letter Agreement. Neither Arthrex nor the Assignee assumed any liabilities or obligations of the Company in connection with the Three Party Letter Agreement.

Distribution and License Agreement with Rohto
In
January 2015,
we granted to Rohto Pharmaceutical Co., Ltd. (“Rohto”) a royalty bearing, nontransferable, exclusive license, with limited right to sublicense, to use certain of the Company
’s intellectual property for the development, import, use, manufacturing, marketing, sale and distribution for all wound care and topical dermatology applications of the Aurix System and related intellectual property and know-how in human and veterinary medicine in Japan in exchange for an upfront payment from Rohto of
$3.0
million. The agreement also contemplates additional royalty payments based on the net sales of Aurix in Japan and an additional future cash payment if and when the reimbursement price for the national health insurance system in Japan has been achieved after marketing authorization as described below. In connection with and effective as of the entering into the Rohto Agreement, we amended an existing licensing and distribution agreement with Millennia Holdings, Inc. (“Millennia”) to terminate it and allow us to transfer the exclusivity rights from Millennia to Rohto. In connection with this amendment we paid a one
-time, non-refundable fee of
$1.5
million to Millennia upon our receipt of the
$3.0
million upfront payment from Rohto, and we
may
be required to make certain future payments to Millennia if we receive the milestone payment from Rohto as well as future royalty payments based upon net sales in Japan. Rohto has assumed all responsibility for securing the marketing authorization in Japan, while we will provide relevant product information, as well as clinical and other data, to support Rohto’s efforts.

Collaboration Agreement with Restorix Health
On
March 22, 2016,
we entered into a Collaboration Agreement (the “Collaboration Agreement”) with Restorix Health (“Restorix”), pursuant to which we agreed to provide Restorix with certain limited geographic exclusivity benefits over a defined period of time for the usage of the Aurix System in up to
30
of the approximately
125
hospital outpatient wound care clinics with which Restorix has a management contract (the “RXH Partner Hospitals”), in exchange for Restorix making minimum commitments of patients enrolled in three
prospective clinical research studies primarily consisting of patient data collection (the “Protocols”) necessary to maintain exclusivity under the Collaboration Agreement. The Collaboration Agreement will initially continue for a two
-year period, subject to
one
or more extensions with the mutual consent of the parties.

Pursuant to the Collaboration Agreement, the Company agreed to provide: (i) clinical support services by its clinical staff as reasonably agreed between the Company and Restorix as necessary and appropriate, (ii) reasonable and necessary support regarding certain reimbursement activities, (iii) coverage of Institutional Review Board (“IRB”) fees and payment to Restorix for certain training costs subject to certain limitations and (iv) community-focused public relations materials for participating RXH Partner Hospitals to promote the use of Aurix and participation in the Protocols. Pursuant to the Collaboration Agreement, Restorix agreed to: (i) provide access and support as reasonably necessary and appropriate at up to
30
RXH Partner Hospitals to identify and enroll patients into the Protocols, including senior executive level support and leadership to the collaboration and its enrollment goals and (ii) reasonably assist the Company to correct through a query process, any patient data submitted having incomplete or inaccurate data fields.

Subject to the satisfaction of certain conditions, during the term of the Collaboration Agreement: (i) Restorix will have site specific geographic exclusivity for usage of Aurix in connection with treatment of patients in the Protocols within a
30
mile radius of each RXH Partner Hospital, and (ii) other than with respect to existing CED sites, the Company will not
provide corporate exclusivity with any other wound management company operating in excess of
19
wound care facilities for any similar arrangement.

Under the Collaboration Agreement, the Company will pay Restorix or the RXH Partner Hospital, as the case may
be, a per patient data collection (administrative) fee upon full completion and delivery of a patient data set. In addition, the Company is responsible to pay for any IRB fees necessary to conduct the Protocols and enroll patients, and to pay Restorix a training cost stipend per site. Each RXH Partner Hospital will pay the Company the then-current product price (
$700
in
2016,
and
no
greater than
$750
in the remainder of the initial term) as set forth in the Collaboration Agreement.

Boyalife Distribution Agreement
Effective as of
May 5, 2016,
the Company and Boyalife Hong Kong Ltd. (“Boyalife”), an entity affiliated with the Company
’s significant shareholder, Boyalife Investment Fund I, Inc., entered into an Exclusive License and Distribution Agreement (the “Boyalife Distribution Agreement”) with an initial term of five
years, unless the agreement is terminated earlier in accordance with its terms.  Under this agreement, Boyalife received a non-transferable, exclusive license, with limited right to sublicense, to use certain of the Company’s intellectual property relating to its Aurix System for the purposes and in the territory specified below.  Under the agreement, Boyalife is entitled to import, use for development, promote, market, sell and distribute the Aurix Products in greater China (China, Hong Kong, Taiwan and Macau) for all regenerative medicine applications, including but not
limited to wound care and topical dermatology applications in human and veterinary medicine.  “Aurix Products” are defined as the combination of devices to produce a wound dressing from the patient’s blood - as of
May 5, 2016
consisting of centrifuge, wound dressing kit and reagent kit.  Under the Boyalife Distribution Agreement, Boyalife is obligated to pay the Company (a)
$500,000
within
90
days of approval of the Aurix Products by the China Food and Drug Administration (“CFDA”), but
no
earlier than
December 31, 2018,
and (b) a distribution fee per wound dressing kit and reagent kit of
$40,
payable quarterly, subject to an agreement by the parties to discuss in good faith the appropriate distribution fee if the pricing of such kits exceeds the current general pricing in greater China.   Under the agreement, Boyalife is entitled, with the Company’s approval (
not
to be unreasonably withheld or delayed) to procure devices from a third
party in order to assemble them with devices supplied by the Company to make the Aurix Products.  Boyalife also has a right of first
refusal with respect to the Aurix Products in specified countries in the Asia Pacific region excluding Japan and India, exercisable in exchange for a payment of no
greater than
$250,000
in the aggregate.  If Boyalife files a new patent application for a new invention relating to wound dressings, the Aurix Products or the Company’s technology, Boyalife will grant the Company a free, non-exclusive license to use such patent application outside greater China during the term of the Boyalife Distribution Agreement.

Note
4
– Distribution, Licensing and Collaboration Arrangements

Distribution and License Agreement with Arthrex
In
2013,
we entered into a Distributor and License Agreement (the “Original Arthrex Agreement”) with Arthrex. The term of the Original Arthrex Agreement was originally for five
years, automatically renewable for an additional
three
-year period unless Arthrex gave the Company a termination notice at least one
year in advance of the end of the initial
five
-year period. Under the terms of the Original Arthrex Agreement, Arthrex obtained the exclusive rights to sell, distribute, and service the Company
’s Angel concentrated Platelet System and activAT (“Products”), throughout the world, for all uses other than chronic wound care. In connection with execution of the Original Arthrex Agreement, Arthrex paid the Company a nonrefundable upfront payment of
$5.0
million. In addition, under the terms of the Original Arthrex Agreement, Arthrex paid royalties to the Company based upon volume of the Products sold. Arthrex’s rights to sell, distribute and service the Products were not
exclusive in the non-surgical dermal and non-surgical aesthetics markets. On
October 16, 2015,
the Company entered into an Amended and Restated License Agreement (the "Amended Arthrex Agreement") with Arthrex, which amended and restated the Original Arthrex Agreement. Under the terms of the Amended Arthrex Agreement, among others, the Company licensed certain exclusive and non-exclusive rights to Arthrex in return for the right to receive royalties, and on a date to be determined by Arthrex, but not
later than
March 31, 2016,
Arthrex was to assume all rights related to the manufacture and supply of the Angel product line. As part of the transaction, the Company transferred to Arthrex all of its rights and title to product registration rights and intellectual property (other than patents) related to Angel. In connection with the Agreement, the Deerfield Lenders irrevocably released their liens on the product registration rights and intellectual property (other than patents) assets transferred by the Company to Arthrex. The Amended Arthrex Agreement, as further supplemented in
April 2016,
is referred to collectively as the “Arthrex Agreement.”

Pursuant to the Plan, on
May 5, 2016,
the Company entered into an Assignment and Assumption Agreement with Deerfield SS, LLC (the “Assignee”), the designee of the Deerfield Lenders, to assign to the Assignee the Company
’s rights, title and interest in and to the Arthrex Agreement, and to transfer and assign to the Assignee associated intellectual property owned by the Company and licensed thereunder, as well as rights to collect royalty payments thereunder. The assignment and transfer was effected in exchange for a reduction of
$15,000,000
in the amount of the allowed claim of the Deerfield Lenders pursuant to the Plan. As a result of the assignment and transfer, the Aurix System currently represents the Company’s only commercial product offering.

On the Effective Date, the Company and the Assignee entered into a Transition Services Agreement, in which the Company agreed to continue to service the Arthrex Agreement for a transition period. Transition services fees of
$0.05
million have been recorded as other income for the period
May 5, 2016
through
December 31, 2016
on the consolidated statements of operations.

On
October 20, 2016,
the Company entered into a letter agreement (the “Three Party Letter Agreement”) with Arthrex and Deerfield SS, LLC (the “Assignee”), which extended the transition period under the Transition Services Agreement through
January 15, 2017.
Under the terms of the Three Party Letter Agreement, subject to Arthrex making a payment of
$201,200
to the Company on
October 28, 2016,
payment of which was received on
October 27, 2016: (
a) the Company has sold, conveyed, transferred and assigned to Arthrex its title and interest in the Company
’s inventory of Angel products (including spare parts therefor) and production equipment; and (b) the Assignee is obligated to make three
equal payments of
$33,333
each to the Company as consideration for the extension of the transition period. Three equal payments of
$33,333
were received during the
three
month period ended
December 31, 2016
from the Assignee. Under the terms of the Three Party Letter Agreement, the Company has no
further obligations under the Transition Services Agreement or the Amended Arthrex Agreement after
January 15, 2017.
The agreement contains a full and irrevocable release of Arthrex by the Company with respect to any actions, claims or other liabilities for payments of royalty (as defined in the Amended Arthrex Agreement) owed to the Company based on sales of Angel products occurring on or before
June 30, 2016,
and a full and irrevocable release of the Company and the Assignee by Arthrex with respect to any actions, claims or other liabilities arising under the Amended Arthrex Agreement as of the date of the Three Party Letter Agreement. Neither Arthrex nor the Assignee assumed any liabilities or obligations of the Company in connection with the Three Party Letter Agreement.

Distribution and License Agreement with Rohto
In
September 2009,
we entered into a licensing and distribution agreement with Millennia Holdings, Inc. (“Millennia”) for the Company
’s Aurix System in Japan.

In
January 2015,
we granted to Rohto Pharmaceutical Co., Ltd. (“Rohto”) a royalty bearing, nontransferable, exclusive license, with limited right to sublicense, to use certain of the Company
’s intellectual property for the development, import, use, manufacturing, marketing, sale and distribution for all wound care and topical dermatology applications of the Aurix System and related intellectual property and know-how in human and veterinary medicine in Japan in exchange for an upfront payment from Rohto of
$3.0
million. The agreement also contemplates additional royalty payments based on the net sales of Aurix in Japan and an additional future cash payment if and when the reimbursement price for the national health insurance system in Japan has been achieved after marketing authorization as described below. In connection with and effective as of the entering into the Rohto Agreement, we amended the licensing and distribution agreement with Millennia to terminate it and allow us to transfer the exclusivity rights from Millennia to Rohto. In connection with this amendment we paid a one
-time, non-refundable fee of
$1.5
million to Millennia upon our receipt of the
$3.0
million upfront payment from Rohto, and we
may
be required to make certain future payments to Millennia if we receive the milestone payment from Rohto as well as future royalty payments based upon net sales in Japan. Rohto has assumed all responsibility for securing the marketing authorization in Japan, while we will provide relevant product information, as well as clinical and other data, to support Rohto’s efforts.

Collaboration Agreement with Restorix Health
On
March 22, 2016,
we entered into a Collaboration Agreement (the “Collaboration Agreement”) with Restorix Health (“Restorix”), pursuant to which we agreed to provide Restorix with certain limited geographic exclusivity benefits over a defined period of time for the usage of the Aurix System in up to
30
of the approximately
125
hospital outpatient wound care clinics with which Restorix has a management contract (the “RXH Partner Hospitals”), in exchange for Restorix making minimum commitments of patients enrolled in three
prospective clinical research studies primarily consisting of patient data collection (the “Protocols”) necessary to maintain exclusivity under the Collaboration Agreement. The Collaboration Agreement will initially continue for a two
-year period, subject to
one
or more extensions with the mutual consent of the parties.

Pursuant to the Collaboration Agreement, the Company agreed to provide: (i) clinical support services by its clinical staff as reasonably agreed between the Company and Restorix as necessary and appropriate, (ii) reasonable and necessary support regarding certain reimbursement activities, (iii) coverage of Institutional Review Board (“IRB”) fees and payment to Restorix for certain training costs subject to certain limitations and (iv) community-focused public relations materials for participating RXH Partner Hospitals to promote the use of Aurix and participation in the Protocols. Pursuant to the Collaboration Agreement, Restorix agreed to: (i) provide access and support as reasonably necessary and appropriate at up to
30
RXH Partner Hospitals to identify and enroll patients into the Protocols, including senior executive level support and leadership to the collaboration and its enrollment goals and (ii) reasonably assist the Company to correct through a query process, any patient data submitted having incomplete or inaccurate data fields.

Subject to the satisfaction of certain conditions, during the term of the Collaboration Agreement: (i) Restorix will have site specific geographic exclusivity for usage of Aurix in connection with treatment of patients in the Protocols within a
30
mile radius of each RXH Partner Hospital, and (ii) other than with respect to existing CED sites, the Company will not
provide corporate exclusivity with any other wound management company operating in excess of
19
wound care facilities for any similar arrangement.

Under the Collaboration Agreement, the Company will pay Restorix or the RXH Partner Hospital, as the case may
be, a per patient data collection (administrative) fee upon full completion and delivery of a patient data set. In addition, the Company is responsible to pay for any IRB fees necessary to conduct the Protocols and enroll patients, and to pay Restorix a training cost stipend per site. Each RXH Partner Hospital will pay the Company the then-current product price (
$700
in
2016,
and
no
greater than
$750
in the remainder of the initial term) as set forth in the Collaboration Agreement.

Boyalife Distribution Agreement
Effective as of
May 5, 2016,
the Company and Boyalife Hong Kong Ltd. (“Boyalife”), an entity affiliated with the Company
’s significant shareholder, Boyalife Investment Fund I, Inc., entered into an Exclusive License and Distribution Agreement (the “Boyalife Distribution Agreement”) with an initial term of five
years, unless the agreement is terminated earlier in accordance with its terms.  Under this agreement, Boyalife received a non-transferable, exclusive license, with limited right to sublicense, to use certain of the Company’s intellectual property relating to its Aurix System for the purposes and in the territory specified below.  Under the agreement, Boyalife is entitled to import, use for development, promote, market, sell and distribute the Aurix Products in greater China (China, Hong Kong, Taiwan and Macau) for all regenerative medicine applications, including but not
limited to wound care and topical dermatology applications in human and veterinary medicine.  “Aurix Products” are defined as the combination of devices to produce a wound dressing from the patient’s blood - as of
May 5, 2016
consisting of centrifuge, wound dressing kit and reagent kit.  Under the Boyalife Distribution Agreement, Boyalife is obligated to pay the Company (a)
$500,000
within
90
days of approval of the Aurix Products by the China Food and Drug Administration (“CFDA”), but
no
earlier than
December 31, 2018,
and (b) a distribution fee per wound dressing kit and reagent kit of
$40,
payable quarterly, subject to an agreement by the parties to discuss in good faith the appropriate distribution fee if the pricing of such kits exceeds the current general pricing in greater China.   Under the agreement, Boyalife is entitled, with the Company’s approval (
not
to be unreasonably withheld or delayed) to procure devices from a third
party in order to assemble them with devices supplied by the Company to make the Aurix Products.  Boyalife also has a right of first
refusal with respect to the Aurix Products in specified countries in the Asia Pacific region excluding Japan and India, exercisable in exchange for a payment of no
greater than
$250,000
in the aggregate.  If Boyalife files a new patent application for a new invention relating to wound dressings, the Aurix Products or the Company’s technology, Boyalife will grant the Company a free, non-exclusive license to use such patent application outside greater China during the term of the Boyalife Distribution Agreement.